LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Schedule of Lease Expenses
Information on leases in which the Company is a lessee:

	Year ended December 31
	2020		2019

Interest expense on lease liabilities	$238		$302
Exchange rate differences	152		160
CPI expenses on lease liabilities and right-of-use assets	(1)		1
Depreciation expenses on right-of-use assets	758		767
Income due to removal of lease liabilities and right-of-use assets	*	)	(2)

*) Represents an amount lower than $1

Schedule of Right-of-Use Assets
Disclosures of right-of-use assets:

	Leasehold	Motor vehicles	Total

Cost:

Balance as of January 1, 2020	$3,041	$381	$3,422

Additions during the year:

Additions to right-of-use assets for new leases in the period	-	23	23
Revaluation recognized in CPI	(16)	(7)	(23)

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(78)	(78)

Balance as of December 31, 2020	3,025	319	3,344

Accumulated depreciation:

Balance as of January 1, 2020	596	155	751

Additions during the year:

Depreciation	628	130	758

Disposals during the year:

Disposals of right-of-use assets	-	(37)	(37)

Balance as of December 31, 2020	1,224	248	1,472

Depreciated cost on December 31, 2020	$1,801	$71	$1,872

	Leasehold	Motor vehicles	Total

Cost:

Balance as of January 1, 2019	$3,023	$267	$3,290

Additions during the year:

Additions to right-of-use assets for new leases in the period	-	168	168
Revaluation recognized in CPI	18	1	19

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(55)	(55)

Balance as of December 31, 2019	3,041	381	3,422

Accumulated depreciation:

Balance as of January 1, 2019	-	-	-

Additions during the year:

Depreciation	596	171	767

Disposals during the year:

Disposals of right-of-use assets	-	(16)	(16)

Balance as of December 31, 2019	596	155	751

Depreciated cost on December 31, 2019	$2.445	$226	$2,671

Schedule of Lease Liability

	Leasehold	Motor vehicles	Total

Balance as of January 1, 2020	$2,760	$211	$2,971

Lease payments	(740)	(137)	(877)

Lease deposits	-	(5)	(5)

Interest expense	216	22	238

Exchange rate differences	145	7	152

Additions to lease liability for new leases in the period	-	21	21

Reduction of lease liability for leases terminated in the period	-	(40)	(40)

Revaluation recognized in CPI	(6)	(14)	(20)

Balance as of December 31, 2020	2,375	65	2,440

	Leasehold	Motor vehicles	Total

Balance as of January 1, 2019	$3,023	$245	$3,268

Lease payments	(718)	(181)	(899)

Lease deposits	-	(5)	(5)

Interest expense	291	11	302

Exchange rate differences	145	15	160

Additions to lease liability for new leases in the period	-	165	165

Reduction of lease liability for leases terminated in the period	-	(40)	(40)

Revaluation recognized in CPI	19	1	20

Balance as of December 31, 2019	2,760	211	2,971

Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases
The Company leases facilities for its offices and research and development activities, as well as motor vehicles under leases. Future minimum lease payments under non-cancelable leases for the years ended December 31, are as follows:

	Leasehold	Motor vehicles	Total

2021	700	77	777
2022	611	48	659
2023	621	1	622
2024	622	-	622
2025 and thereafter	244	-	244

Total lease payments	$2,798	$126	$2,924
Less: imputed interest	423	61	484
Present value of lease liabilities	$2,375	$65	$2,440